Summary of significant accounting policies, estimates and judgments - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Nov. 01, 2019	Oct. 31, 2019	Nov. 01, 2018	Oct. 31, 2018	Oct. 31, 2017
Disclosure of property, plant and equipment and intangibles [line items]
Equity		$ 83,625		$ 79,955	$ 73,791
Retained earnings [member]
Disclosure of property, plant and equipment and intangibles [line items]
Equity		$ 55,981		51,112	$ 44,801
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of property, plant and equipment and intangibles [line items]
Equity				(94)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retained earnings [member]
Disclosure of property, plant and equipment and intangibles [line items]
Equity				$ (94)
Adoption Of IFRS 16 [Member]
Disclosure of property, plant and equipment and intangibles [line items]
Decrease in CET1 ratio	0.14%
Additions to right of use assets	$ 5,000
Change in lease liabilities	5,000
Increase (decrease) in retained earnings	$ (100)
Computer software [member]
Disclosure of property, plant and equipment and intangibles [line items]
Estimated useful lives of intangible assets		3 to 10 years
Customer list and relationships [member]
Disclosure of property, plant and equipment and intangibles [line items]
Estimated useful lives of intangible assets		10 to 20 years
Buildings [member]
Disclosure of property, plant and equipment and intangibles [line items]
Useful life of premises and equipment		25 to 50 years
Computer equipment [member]
Disclosure of property, plant and equipment and intangibles [line items]
Useful life of premises and equipment		3 to 10 years
Furniture Fixtures and Other Equipment [member]
Disclosure of property, plant and equipment and intangibles [line items]
Useful life of premises and equipment		5 to 10 years
Leasehold Improvements [member]
Disclosure of property, plant and equipment and intangibles [line items]
Useful life of premises and equipment		up to a maximum of 10 years
IFRS 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retained earnings [member]
Disclosure of property, plant and equipment and intangibles [line items]
Equity			$ (94)